11. Deposits (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Deposits Details
Judicial deposits	R$ 726,491	R$ 508,515
Maintenance deposits	647,057	484,565
Deposits in guarantee for lease agreements	238,747	170,679
Deposits	R$ 1,612,295	R$ 1,163,759